UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/11 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (130.2%)(a)
		Rating(RAT)		Principal amount	Value

Alabama (1.7%)

Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds (GA. Pacific Corp.), 5 3/4s, 9/1/28		BBB-		$1,500,000	$1,460,190

Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 11/1/13		BBB		1,500,000	1,602,690

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29		Ba1		3,000,000	2,892,840

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33		BBB		1,000,000	1,043,020

					6,998,740
Arizona (3.8%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33		Baa3		1,000,000	1,000,160
Ser. A, 5.85s, 3/1/28		Baa3		250,000	250,045

Calhoun Cnty., Sales & Use Tax Rev. Bonds (Georgia-Pacific Corp.), 6 3/8s, 11/1/26		Ba2		830,000	834,474

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29		BB-/P		1,800,000	1,758,978
7 1/4s, 12/1/19		BB-/P		1,000,000	1,005,880

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21		BBB+/P		425,000	446,114

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32		Baa3		2,000,000	1,859,500

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40		Baa2		2,200,000	2,411,244

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34		Baa2		1,950,000	2,190,182

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45		BB+		500,000	469,570

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29		Baa3		500,000	508,235
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25		BBB		1,140,000	985,906

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29		A		2,000,000	1,977,100

Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds (Friendship Village), Ser. A, 5 3/8s, 12/1/13		BB-/P		393,000	391,121

					16,088,509
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33		BBB-/P		840,000	855,456

					855,456
California (10.4%)

CA Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35		Baa2		500,000	431,895

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37		Baa2		1,105,000	951,228

CA Muni. Fin. Auth. Rev. Bonds (U. of La Verne), Ser. A, 6 1/8s, 6/1/30		Baa2		1,000,000	1,035,380

CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23		A3		2,500,000	2,525,200

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23		A-2		2,150,000	2,177,886

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25		BBB		1,760,000	1,793,211

CA State G.O. Bonds, 6 1/2s, 4/1/33		A1		5,000,000	5,669,300

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34		A2		5,595,000	6,068,841
(Dept. of Corrections), Ser. C, 5 1/4s, 6/1/28		A2		1,000,000	1,000,360
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32		A2		1,250,000	1,173,638

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30		BBB		3,950,000	3,600,386

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38		BB+		560,000	568,960
(American Baptist Homes West), 5 3/4s, 10/1/25		BBB		3,000,000	2,942,850

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35		BBB-/P		1,015,000	846,723
5s, 9/2/30		BBB-/P		245,000	215,095

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21		BBB/P		1,000,000	1,020,800
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28		BB+/P		275,000	268,012

Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23		Baa3		500,000	499,155
(CA Toll Roads), 5 3/4s, 1/15/40		Baa3		2,745,000	2,440,689

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39		A		750,000	830,265

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33		BBB-/P		900,000	849,780

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 4-C, 6s, 9/1/33		BBB-/P		1,245,000	1,216,664

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39		BBB		250,000	250,690

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30		BBB/P		2,810,000	2,810,478

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32		B+/P		835,000	808,497

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1), zero %, 9/1/14		B/P		1,720,000	1,356,478

					43,352,461
Colorado (2.1%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26		BB-/P		425,000	401,510
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24		BB-/P		375,000	397,680
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38		A3		2,045,000	2,053,446
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40		BBB-/F		300,000	302,697
(Valley View Assn.), 5 1/4s, 5/15/42		BBB+		3,495,000	3,088,636

CO Pub. Hwy. Auth. Rev. Bonds
(E-470 Pub. Hwy.), Ser. C1, NATL, 5 1/2s, 9/1/24		Baa1		1,000,000	982,590
(E-470), Ser. C, 5 3/8s, 9/1/26		Baa2		500,000	477,360

Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds (United Airlines), Ser. A, 5 1/4s, 10/1/32		B		325,000	279,282

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41		Baa3		750,000	756,165

					8,739,366
Connecticut (0.4%)

CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s, 12/1/33		BBB+		650,000	621,875

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43		BB/P		1,050,000	1,091,223

					1,713,098
Delaware (0.7%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31		BBB+		500,000	502,475
(Indian River Pwr.), 5 3/8s, 10/1/45		Baa3		2,600,000	2,357,940

					2,860,415
District of Columbia (1.4%)

DC Rev. Bonds (Howard U.), Ser. A
6 1/2s, 10/1/41		A3		2,500,000	2,594,100
6 1/4s, 10/1/32		A3		1,000,000	1,041,840

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46		B+/F		17,500,000	967,050

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40		Baa1		10,000,000	1,398,900

					6,001,890
Florida (6.5%)

Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 6.7s, 5/1/34		BBB		915,000	924,891

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26		BBB		2,000,000	1,904,660

Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. B, 7.04s, 11/1/14		B-/P		15,000	14,786
Ser. A, 6 1/8s, 5/1/34		B-/P		435,000	421,224

FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37		Aa1		785,000	829,949

Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s, 6/1/46		A-		4,380,000	4,059,515

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36		B/P		370,000	303,111

Heritage Harbour, South Cmnty. Dev. Distr. Rev. Bonds, Ser. A, 6 1/2s, 5/1/34		BB+/P		450,000	451,058

Hillsborough Cnty., Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.), Ser. B, 5.15s, 9/1/25		Baa1		400,000	426,356

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17		B/P		450,000	476,456

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37		BBB-		2,450,000	2,092,691

Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43		BBB-/F		840,000	755,068

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25		BB-/P		1,100,000	882,453
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36		BB		1,075,000	831,233
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22		BB		1,500,000	1,380,480

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31		Baa3		500,000	501,385
6.7s, 11/15/19		Baa3		1,335,000	1,352,582

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33		BBB+		2,000,000	1,896,580

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37		B+/P		945,000	559,005

Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds, 1 7/8s, 5/1/36		D/P		1,670,000	868,400

Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s, 5/1/22		CCC/P		1,240,000	396,800

South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s, 4/1/29		Baa2		1,000,000	998,820

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New Port), Ser. A, 5 7/8s, 5/1/38 (In default)(NON)		D/P		655,000	209,600

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39		B-/P		1,790,000	1,112,467
6.55s, 5/1/27		B-/P		700,000	467,663
5.4s, 5/1/37		BB-/P		1,385,000	1,056,561

Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33		BB/P		445,000	418,420

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37		B-/P		980,000	630,189
Ser. B, 5s, 11/1/13		B-/P		590,000	534,068

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Dist. No. 8 Phase II), 6 1/8s, 5/1/39		BB-/P		500,000	494,350

					27,250,821
Georgia (2.5%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39		A1		2,500,000	2,670,500

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29		CCC+		2,000,000	2,321,760

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)		AAA		1,690,000	1,996,904

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34		BB/P		600,000	529,806

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29		BBB+		700,000	725,172

Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20		Ba3		1,255,000	1,207,862

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27		B+/P		575,000	502,286

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34		B-/P		600,000	557,598

					10,511,888
Hawaii (0.8%)

HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20		B		1,220,000	1,219,829

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44		B/P		400,000	453,340
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39		Baa1		1,500,000	1,580,340

					3,253,509
Illinois (3.4%)

Chicago, Waste Wtr. Transmission VRDN, Ser. C-2, 0.2s, 1/1/39		VMIG1		1,300,000	1,300,000

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36		BB-/P		350,000	275,825
5.4s, 3/1/16		BB-/P		165,000	161,918

IL Fin. Auth. Rev. Bonds
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39		BBB+		1,575,000	1,516,646
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39		A2		1,075,000	1,132,319
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15		B+/P		600,000	587,508
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25		B+/P		200,000	175,876
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40		BB-		1,000,000	1,029,860
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34		Baa1		1,500,000	1,677,510
(Roosevelt U.), 6 1/4s, 4/1/29		Baa2		1,500,000	1,561,035
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44		BBB		2,000,000	2,089,700
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26		B+/P		1,000,000	957,150

IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20		CCC/P		120,246	85,030
(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33 (In default)(NON)		D/P		500,000	155,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28		Baa1		550,000	517,143

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28		A-		1,050,000	1,082,120

					14,304,640
Indiana (2.4%)

IN State Fin. Auth. VRDN
Ser. A-3, 0.3s, 2/1/37		VMIG1		1,000,000	1,000,000
Ser. A-1, 0.19s, 2/1/39		Aa2		1,500,000	1,500,000
Ser. A-2, 0.19s, 2/1/37		VMIG1		400,000	400,000

IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1, 0.19s, 2/1/37		VMIG1		400,000	400,000

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17		Baa2		3,500,000	3,868,795

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17		Baa2		1,125,000	1,254,184
NATL, 5.6s, 11/1/16		Baa1		700,000	779,408
Ser. A, NATL, 5.6s, 11/1/16		Baa1		500,000	556,720

St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross Village Notre Dame), Ser. A, 5 3/4s, 5/15/15		B/P		455,000	461,739

					10,220,846
Iowa (1.9%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A
5 1/4s, 7/1/17		BB+		1,040,000	1,014,198
5s, 7/1/19		BB+		2,750,000	2,513,748
5 1/2s, 7/1/25		BB+		950,000	813,210

IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship Haven), Ser. A
6 1/8s, 11/15/32		BB/P		750,000	711,945
6s, 11/15/24		BB/P		200,000	199,996

IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22		BB/F		800,000	719,240

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27		BB-/P		1,250,000	1,112,663

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38		BBB		1,250,000	944,825

					8,029,825
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29		BB/P		500,000	470,940

					470,940
Kentucky (0.9%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29		B+/P		273,000	274,510
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41		Aa2		500,000	496,300
(Masonic Home Indpt. Living II), 7s, 5/15/30		Aa2		500,000	504,855

KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds (Norton Hlth. Care), Ser. A, 6 1/2s, 10/1/20		A-/F		1,040,000	1,045,314

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28		Baa3		500,000	517,580

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39		BBB+		700,000	732,515

					3,571,074
Louisiana (0.8%)

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36		Baa2		750,000	608,145

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39		A-		2,700,000	2,694,222

					3,302,367
Maine (0.8%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32		Baa3		1,000,000	1,063,880

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26		B2		2,500,000	2,227,000

					3,290,880
Maryland (1.6%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37		BBB+		2,000,000	1,764,420

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22		A		550,000	636,185

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 5 3/4s, 1/1/38		BBB-		450,000	433,427
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27		B/P		710,000	578,877

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14		BBB+/F		1,000,000	1,045,560

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35		BB-/P		400,000	398,452

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34		BB/P		600,000	507,750
5 7/8s, 5/1/21		BB/P		1,600,000	1,462,560

					6,827,231
Massachusetts (9.8%)

Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse, Inc.), 6s, 7/1/28		BB-/P		1,600,000	1,408,160

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds, Ser. B1, 7 1/4s, 6/1/16		BB-/P		2,000,000	2,000,100

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23		AA		915,000	935,340

MA State Dev. Fin. Agcy. Rev. Bonds
(Boston Biomedical Research), 5 3/4s, 2/1/29		Ba1		1,000,000	896,340
(First Mtge. - Orchard Cove), 5s, 10/1/19		BB/P		550,000	504,543
(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42		D/P		1,200,000	660,000
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22		D/P		390,000	214,500
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35		D/P		755,000	415,250
(Sabis Intl.), Ser. A, 8s, 4/15/39		BBB		690,000	763,195
(Wheelock College), Ser. C, 5 1/4s, 10/1/29		BBB		1,700,000	1,686,128

MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28		B/P		1,050,000	997,364

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds ( 5/1/19) (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42		A-		1,050,000	1,144,973

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27		A+		1,000,000	1,003,720
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36		A+		1,500,000	1,480,365
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15 (Prerefunded 12/15/12)		AAA/P		1,975,000	2,200,427
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25		BB/P		1,500,000	1,334,175
(Fisher College), Ser. A, 5 1/8s, 4/1/37		BBB-		250,000	212,283
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33		BB-		2,550,000	2,481,227
(Milford Regl. Med.), Ser. E, 5s, 7/15/22		Baa3		2,200,000	2,176,196
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (Escrowed to maturity)		BB/P		1,185,000	1,331,750
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)		D/P		1,700,000	1,377,000
(Springfield College), 5 1/2s, 10/15/26		Baa1		1,500,000	1,544,745
(Springfield College), 5 1/2s, 10/15/31		Baa1		1,100,000	1,108,558
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39		Baa2		950,000	931,827
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30		Baa2		1,000,000	1,070,010
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21		A-		3,450,000	3,454,347
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32		A-		2,225,000	2,226,268

MA State Indl. Fin. Agcy. Rev. Bonds (1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s, 7/1/16		BBB		1,560,000	1,565,398

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41		A		750,000	738,120

Metro. Boston Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33		A1		1,500,000	1,557,480
5s, 7/1/41		A1		1,500,000	1,474,785

					40,894,574
Michigan (4.5%)

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15		BB		950,000	873,829

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36		AA+		1,660,000	1,805,416

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 6s, 7/1/20		Ba1		1,035,000	1,032,112

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17		Ba3		450,000	449,982

MI State Bldg. Auth. Rev. Bonds, Ser. II-A, 5 3/8s, 10/15/36		Aa3		550,000	558,371

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39		A1		2,000,000	2,059,240
(Henry Ford Hlth.), 5 3/4s, 11/15/39		A1		1,600,000	1,600,880
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46		A1		2,565,000	2,285,338
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)		AAA		755,000	868,054

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26		A1		1,250,000	1,297,925

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)		AAA/P		1,350,000	1,601,100

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/48		BB		4,000,000	2,960,560

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp.), 5 1/2s, 6/1/20		Baa3		1,480,000	1,484,233

					18,877,040
Minnesota (2.2%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34		BBB-		3,000,000	3,101,640

Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds (BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28		B+/P		115,000	97,717

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26		B/P		700,000	654,136

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39		BB/P		315,000	312,669

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26		BBB-		750,000	758,633

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30		BBB/F		1,000,000	980,380

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home)
7 1/2s, 1/1/39		B+/P		500,000	501,620
6s, 1/1/34		B+/P		400,000	342,240

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast)
6s, 11/15/35		Ba1		1,350,000	1,312,889
Ser. B, 5.85s, 11/1/17		Ba1		250,000	250,180

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36		BBB+/P		1,125,000	914,299

					9,226,403
Mississippi (1.4%)

MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst. Energy Resources, Inc.), 5.9s, 5/1/22		BBB		3,630,000	3,637,369

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33		Aaa		540,000	566,719

Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32		BBB		1,600,000	1,737,535

					5,941,623
Missouri (1.2%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s, 6/1/16		A+		1,000,000	1,045,920

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35		B/P		2,000,000	1,859,540

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. A, 0.3s, 9/1/30		VMIG1		600,000	600,000

MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll, FNMA Coll, 7 1/2s, 3/1/31		AAA		90,000	93,635
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll., FNMA Coll., 7.45s, 9/1/31		AAA		165,000	169,896
(Single Fam. Home Ownership Loan), Ser. A-1, GNMA Coll., FNMA Coll., 6 3/4s, 3/1/34		AAA		250,000	264,075

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34		A-		1,000,000	1,052,980

					5,086,046
Montana (1.1%)

Forsyth, Poll. Control VRDN (Pacific Corp.), 0.18s, 1/1/18		P-1		500,000	500,000

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25		B+/P		500,000	457,415

MT Fac. Fin. Auth. VRDN (Sisters of Charity), Ser. A, 0.2s, 12/1/25		VMIG1		3,560,000	3,560,000

					4,517,415
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18		Ba3		1,500,000	1,548,660

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30		A-/F		1,000,000	1,040,210

					2,588,870
Nevada (2.4%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/16		BB-/P		990,000	881,635
(Summerlin No. 142), 6 3/8s, 8/1/23		BB/P		920,000	929,964
(Summerlin No. 151), 5s, 8/1/20		BB-/P		420,000	331,552

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. C, AMBAC, 5.95s, 12/1/38		Baa2		5,000,000	5,010,000

Clark Cnty., Local Impt. Dist. Special Assmt. Bonds (No. 142), 6.1s, 8/1/18		BB/P		240,000	248,011

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18		BB+/P		370,000	352,584
(No. T-18), 5s, 9/1/16		CCC/P		1,920,000	1,209,600

Las Vegas, Local Impt. Board Special Assmt. (Dist. No. 607), 5.9s, 6/1/18		BB/P		1,160,000	1,100,562

					10,063,908
New Hampshire (1.0%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33		BB-/P		600,000	600,840
(Kendal at Hanover), Ser. A, 5s, 10/1/18		BBB+		1,875,000	1,928,944

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27		Baa1		1,700,000	1,719,499

					4,249,283
New Jersey (6.7%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38		BB+/P		1,000,000	848,080

NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll., 7 1/4s, 11/15/31 (Prerefunded 11/15/11)		AAA/F		1,250,000	1,287,438
(Cigarette Tax), 5 1/2s, 6/15/24		BBB		4,000,000	3,891,960
(Cigarette Tax), 5 3/4s, 6/15/29		BBB		1,000,000	988,930
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37		B/P		430,000	366,597
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s, 11/1/31		BB/P		500,000	425,740
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25		Baa3		2,000,000	1,973,940
(Newark Arpt. Marriott Hotel), 7s, 10/1/14		Ba1		2,400,000	2,405,855
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33		BB+		1,000,000	939,890

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36		BB-/P		860,000	733,004

NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), 5.3s, 6/1/15		BBB		1,750,000	1,905,942

NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39		A2		2,600,000	2,574,572
Ser. D, 4 7/8s, 11/1/29		A2		700,000	696,185

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Atlantic City Med.), 5 3/4s, 7/1/25		A1		695,000	707,246
(Holy Name Hosp.), 5s, 7/1/36		Baa2		2,500,000	2,088,525
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38		BBB-		2,250,000	2,285,280
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35(FWC)		Baa3		2,000,000	1,994,940
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29		BB+		2,250,000	2,026,642

					28,140,766
New Mexico (1.5%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40		Baa3		500,000	495,845
(San Juan), Ser. B, 4 7/8s, 4/1/33		Baa3		4,500,000	3,949,695
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24		Baa2		2,000,000	1,976,840

					6,422,380
New York (9.8%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28		B/P		600,000	596,964

Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds (Gurwin Jewish Sr. Residence), Ser. A,
6s, 5/1/29		B+/P		750,000	704,010
6s, 5/1/39		B+/P		500,000	444,090

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s, 7/1/15		BB		1,610,000	1,604,784

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27		A-		2,775,000	2,733,763

Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds (11/15/12) (Solid Waste Disp.), Ser. A, 5.45s, 11/15/26		Baa2		500,000	507,285

NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15		BB/P		200,000	202,268
Ser. A, 6 1/4s, 3/1/15		BB/P		2,775,000	2,798,947

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31		Baa3		730,000	731,891

NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28		BBB-		1,300,000	1,129,245

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16		B-		5,975,000	6,190,398
(British Airways PLC), 5 1/4s, 12/1/32		BB-		3,425,000	2,814,871
(Jetblue Airways Corp.), 5s, 5/15/20		B-		325,000	293,134

NY City, Muni. Wtr. & Swr. Fin. Auth., Rev. Bonds 5s, 6/15/31(T)		AA+		10,000,000	10,633,564

NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32		Baa1		900,000	902,538

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37		Ba1		725,000	698,675

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26		A3		3,800,000	3,845,448

Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19		BB+/P		200,000	186,896
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s, 10/1/11		BB+/P		200,000	200,682
(JFK Intl. Air Term.), 6s, 12/1/42		Baa3		1,000,000	1,015,600

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35		BB-		670,000	671,930

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30		B-/P		1,250,000	1,249,813

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A, 7 3/8s, 3/1/21		B+/P		800,000	759,248

					40,916,044
North Carolina (1.9%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24		A-		750,000	871,718

NC Hsg. Fin. Agcy. FRB (Homeownership), Ser. 26, Class A, 5 1/2s, 1/1/38		Aa2		520,000	530,915

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27		BB/P		2,000,000	1,855,280
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22		BB/P		1,110,000	1,097,545

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38		BB/P		500,000	442,105
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35		BB+/P		1,730,000	1,463,026
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25		BB+/P		700,000	631,743
(Forest at Duke), 5 1/8s, 9/1/27		BBB+/F		1,000,000	974,840

					7,867,172
Ohio (7.0%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s, 2/15/33(T)		AA+		10,000,000	10,239,259

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30		Baa3		3,340,000	2,609,074
5 3/4s, 6/1/34		Baa3		3,500,000	2,649,884
5 1/8s, 6/1/24		Baa3		990,000	801,831

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), 5 5/8s, 8/15/32		A-		2,825,000	2,738,612

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26		BBB		2,750,000	2,678,170

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38		BB-/P		700,000	458,367

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 5 5/8s, 8/15/29		Baa1		1,530,000	1,481,988

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40		Ba2		1,000,000	1,034,110

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19		Baa3		1,300,000	1,385,176

OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5s, 7/1/44		A1		800,000	756,832
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39		A2		2,000,000	2,085,160

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21		Baa3		500,000	559,780

					29,478,243
Oklahoma (1.3%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 5.35s, 3/1/35		Aaa		1,805,000	1,883,841

OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds (Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37		Aaa		1,625,000	1,715,431

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A
7 1/8s, 11/1/30		BB-/P		1,250,000	1,302,163
6 7/8s, 11/1/23		BB-/P		500,000	518,650

					5,420,085
Oregon (0.9%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), 6 1/2s, 12/1/29		BB-/P		3,100,000	3,107,532

Warm Springs Reservation, Confederated Tribes Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33		A3		700,000	714,518

					3,822,050
Pennsylvania (6.6%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30		Baa3		1,000,000	1,002,060

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40		B+		2,905,000	2,452,603

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24		Ba2		2,000,000	2,141,820

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25		BB/P		1,160,000	1,126,418
5.3s, 1/1/14		BB/P		690,000	702,296
5.2s, 1/1/13		BB/P		1,000,000	1,015,440
5.1s, 1/1/12		BB/P		400,000	402,308

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21		BBB+		550,000	552,712
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20		BBB+		515,000	518,239

Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev. Bonds, Ser. A, 6.1s, 7/1/13		Ba1		230,000	230,202

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30		BB-/P		625,000	626,931

Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View Retirement), Ser. A, 5.3s, 12/15/26		BB/P		1,800,000	1,604,753

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39		BBB+		3,000,000	2,867,580

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35		B-/P		1,100,000	920,700

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s, 8/15/32		A3		1,500,000	1,571,475

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39		Baa3		2,000,000	2,165,600

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15		BBB-		1,650,000	1,643,549

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43		Baa3		500,000	507,080
(Edinboro U. Foundation), 5.8s, 7/1/30		Baa3		1,000,000	1,001,320
(Widener U.), 5.4s, 7/15/36		BBB+		1,000,000	1,002,900

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35		BBB+		600,000	610,416

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30		BBB+		1,000,000	993,940

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/12 (In default)(NON)		D/P		2,707,789	271

Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31 (Prerefunded 9/1/11)		AAA/P		750,000	754,020

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38		Baa3		500,000	485,850

Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22		BBB		560,000	574,487

					27,474,970
Puerto Rico (3.5%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40		A3		2,000,000	2,144,800
Ser. A, FGIC, 5 1/2s, 7/1/21		A3		1,000,000	1,059,510
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20		A3		1,000,000	1,062,140
(Pub. Impt.), Ser. E, 5 3/8s, 7/1/30		A3		3,000,000	3,003,270

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44		Baa1		1,200,000	1,203,287
6s, 7/1/38		Baa1		1,000,000	1,004,420

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25		A3		1,000,000	1,031,400
Ser. L, AMBAC, 5 1/4s, 7/1/38		A3		1,845,000	1,677,234

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26		Baa3		1,000,000	1,001,050

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, zero %, 8/1/30		A1		5,000,000	1,536,350

					14,723,461
Rhode Island (0.4%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32		BBB		1,490,000	1,491,922

					1,491,922
South Carolina (1.4%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30		BBB		1,135,000	1,059,761

Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds (SC Elec. & Gas), AMBAC, 5.7s, 11/1/24		A		2,500,000	2,506,324

SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s, 8/15/32 (Prerefunded 8/15/12)		AAA		1,250,000	1,331,250

SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds (Palmetto Hlth.), Ser. C
6s, 8/1/20 (Prerefunded 8/1/13)		Baa1		890,000	985,141
U.S. Govt. Coll., 6s, 8/1/20 (Prerefunded 8/1/13)		Baa1		110,000	121,759

					6,004,235
South Dakota (0.5%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32		BBB		2,000,000	2,033,440

					2,033,440
Tennessee (0.6%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38		Baa1		1,450,000	1,478,957

Johnson City, Hlth. & Edl. Facs. Board Retirement Fac. Rev. Bonds (Appalachian Christian Village), Ser. A, 6 1/4s, 2/15/32		BB-/P		1,000,000	908,820

					2,387,777
Texas (12.6%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement)
Ser. A, 7s, 11/15/33		B+/P		600,000	509,526
5 7/8s, 11/15/18		B+/P		915,000	842,221
Ser. A, 5 7/8s, 11/15/18		B+/P		18,000	16,568
6s, 11/15/29		B+/P		1,450,000	1,133,145

Alliance, Arpt. Auth. Rev. Bonds (American Airlines, Inc.), 5 1/4s, 12/1/29		CCC+		850,000	573,113

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33		Ca		1,000,000	412,590
5s, 3/1/41		Ca		1,500,000	401,550

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38		BBB		2,200,000	2,255,044

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds (American Airlines, Inc.)
6 3/8s, 5/1/35		CCC+		1,000,000	748,880
5 1/2s, 11/1/30		CCC+		500,000	345,710

Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A, 6.1s, 8/1/24		BBB		450,000	456,926

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29		B3		6,185,000	5,485,477
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29		B3		4,790,000	4,790,861
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29		B3		500,000	501,130
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21		B3		1,600,000	1,602,096
Ser. A, 5s, 7/1/24		A		1,500,000	1,512,780

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds
(Kipp Inc.), Ser. A, 6 3/8s, 8/15/44		BBB		1,100,000	1,129,480
(Kipp, Inc.), Ser. A, 6 1/4s, 8/15/39		BBB		300,000	306,633

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40		Baa3		3,500,000	3,310,020

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29		Baa2		1,000,000	1,045,660
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30		Baa2		1,250,000	1,145,100

Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18		BBB		900,000	914,013

North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25		A2		1,000,000	1,090,820
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38		A3		1,750,000	1,761,077

North TX, Thruway Auth. stepped-coupon Rev. Bonds, zero %, (6.5s, 1/1/15) 2043(STP)		A2		3,000,000	2,537,910

Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21		Baa2		1,950,000	1,976,852

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39		B+/P		4,000,000	4,080,720
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37		A-		900,000	860,418
(Air Force Village), 5 1/8s, 5/15/27		BBB/F		4,000,000	3,638,160

Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.), 6s, 7/1/29		Ba1		1,640,000	1,375,534

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24		A2		2,000,000	1,962,240

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31		Baa2		2,000,000	2,233,520
(LBJ Infrastructure), 7s, 6/30/40		Baa3		1,000,000	1,065,320

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24		AAA		500,000	531,210

					52,552,304
Utah (1.2%)

Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw Env.), Ser. A, 7.45s, 7/1/17		B+/P		600,000	600,552

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.2s, 5/15/37		VMIG1		3,000,000	3,000,000

Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev. Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26		BBB+		1,500,000	1,512,045

					5,112,597
Vermont (0.1%)

VT Hsg. Fin. Agcy. Rev. Bonds (Single Fam.), Ser. 23, AGM, 5s, 5/1/34		AA+		310,000	313,047

					313,047
Virginia (1.9%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24		B+/P		600,000	588,564

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27		BB+/P		295,000	297,109
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded 6/1/12)		BB+/P		105,000	110,325
(United Methodist), Ser. A, 6 1/2s, 6/1/22		BB+/P		565,000	570,091
(Westminster-Canterbury), 5s, 10/1/22		BBB		1,000,000	1,015,830

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32		BB-/P		1,500,000	1,433,295

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31		BB/P		1,250,000	1,087,462
4 7/8s, 7/1/21		BB/P		1,000,000	950,490

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38		Baa1		1,700,000	1,907,060

					7,960,226
Washington (1.9%)

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35		Baa2		2,500,000	2,365,374

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32		BBB		2,385,000	2,414,693
6 1/2s, 6/1/26		BBB		460,000	467,369

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40		Baa1		400,000	383,668

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39		Baa2		1,000,000	1,028,600
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39		Baa2		1,500,000	1,390,605

					8,050,309
West Virginia (1.1%)

Mason Cnty., Poll. Control (Appalachian Pwr. Co. Project), Ser. L, 5 1/2s, 10/1/11		Baa2		725,000	725,450

Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn., Inc.), 6.1s, 5/1/29		BBB-		3,075,000	3,015,929

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43		B/P		735,000	710,620

					4,451,999
Wisconsin (2.7%)

Badger, Tobacco Settlement Asset Securitization Corp. Rev. Bonds
7s, 6/1/28 (Prerefunded 6/1/12)		Aaa		3,000,000	3,167,340
6 3/8s, 6/1/32 (Prerefunded 6/1/12)		Aaa		5,500,000	5,778,355

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39		BB/P		1,150,000	1,180,222
(Prohealth Care, Inc.), 6 5/8s, 2/15/39		A1		1,250,000	1,329,413

					11,455,330

Total municipal bonds and notes (cost $545,747,472)					$545,167,475

PREFERRED STOCKS (1.2%)(a)
				Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3, $4.95				2,000,000	$1,643,000

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.				3,585,637	3,410,981

Total preferred stocks (cost $5,585,637)					$5,053,981

COMMON STOCKS (0.0%)(a)
				Shares	Value

Tembec, Inc. (Canada)(NON)				1,750	$6,778

Total common stocks (cost $1,273,945)					$6,778

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/3/12	0.13	3,889	$407

Total warrants (cost $154,422)					$407

TOTAL INVESTMENTS

Total investments (cost $552,761,476)(b)					$550,228,641

Key to holding's currency abbreviations

CAD Canadian Dollar

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $418,755,779.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes.
(b)	The aggregate identified cost on a tax basis is $552,788,237, resulting in gross unrealized appreciation and depreciation of $19,934,576 and $22,494,172, respectively, or net unrealized depreciation of $2,559,596.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.
The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	48.8%
	Utilities	22.4
	Transportation	14.2
Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $20,872,823 were held by the TOB trust and served as collateral for $10,008,723 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $12,244 for these investments based on an average interest rate of 0.21%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$6,778	$—	$—
Total common stocks	6,778	—	—
Municipal bonds and notes	$—	$545,167,475	$—
Preferred stocks	—	5,053,981	—
Warrants	407	—	—

Totals by level	$7,185	$550,221,456	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$407	$—

Total	$407	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011